Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42796
Entity Registrant Name	NASUS PHARMA LTD.
Entity Central Index Key	0002029039
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	P.O. Box 284
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6100201
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	NSRX
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	9,015,383
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1197
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Nasus Pharma Ltd. and its subsidiary (the “Company”) as of December 31, 2025 and 2024, the consolidated related statements of operations, changes in shareholders’ equity (deficit), and cash flows, for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Brightman Almagor Zohar & Co
Auditor Location	Tel -Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	P.O. Box 284
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6100201
City Area Code	+972
Local Phone Number	3.573.6632
Contact Personnel Name	Dan Teleman